Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Summary of Amounts Associated with PEMEX's Labor Obligations
The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2024		2023
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,220,486,347	Ps.	1,360,042,062
Liability for other long-term benefits	12,103,548		12,417,151
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,232,589,895	Ps.	1,372,459,213

Summary of Amounts Recognized for Long-term Obligations
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2024		2023
Liability for defined benefits at the beginning of the year	Ps.	1,360,042,062	Ps.	1,295,765,636
Current Service cost	23,112,133		22,607,470
Past service cost	—		14,518
Net interest	123,384,081		117,553,506
Liquidation event loss	—		996
Defined benefits paid by the fund	(7,910,227)		(7,515,974)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions (1)	(253,363,361)		(4,810,081)
Change in demographic assumptions (1)	15,407,718		2,500,266
For experience during the year (1)	42,539,216		7,921,444
Assets of the plan during the year (1)	451,875		(29,392)
Reservation transfer (2)	—		242,587
Contributions paid to the fund	(83,177,150)		(74,208,914)
Defined benefit liabilities at end of year	Ps.	1,220,486,347	Ps.	1,360,042,062

(1)The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net for Ps.194,964,552 which, after deferred income tax for Ps. 8,207,274 generated in the period from January to December 2024 correspond to the increase in the discount rate from 9.42% in 2023 to 11.28% in 2024 as well as the changes in obligations for movements in the population, age, seniority, salary, pensions and benefits. During fiscal year 2024, derived from the review of actuarial assumptions, the assumptions regarding family composition and type of pension derived from the death of retirees, the salary increase and promotions, as well as the probability of retirement of active personnel, were updated, the impact of which was considered in the final figures.
(2)Transfer from the Employee Benefit Obligation Fund to the PMI Defined Contribution Fund.

	December 31,
Changes in pension plan assets	2024		2023
Plan assets at the beginning of year	Ps.	2,176,432	Ps.	2,233,490
Return on plan assets	194,602		270,660
Payments by the pension fund	(82,848,765)		(74,322,845)
Company contributions to the fund	83,177,150		74,208,313
Actuarial (gains) losses in plan assets	(451,875)		29,401
Adjustment to the Defined Contribution Plan (1)	(53,797)		(242,587)
Pension plan assets at the end of year	Ps.	2,193,747	Ps.	2,176,432
(1) The concepts come from the valuation of PMI´s liabilities.
The amounts recognized for other long-term obligations are as follows:

	December 31,
Change in the liability for defined benefits	2024		2023
Liabilities for defined benefits at the beginning of year	Ps.	12,417,151	Ps.	11,121,039
Charge to income for the year	2,853,364		2,856,598
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions	(3,008,011)		(10,245)
Change in demographic assumptions	1,536,223		(206,979)
For experience during the year	(1,695,179)		(1,342,079)
Benefits paid	—		(1,183)
Liabilities for defined benefits at the end of year	Ps.	12,103,548	Ps.	12,417,151

Summary of Amounts and Types of Plan Assets
As of December 31, 2024 and 2023, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2024		2023
Cash and cash equivalents	Ps.	113,020	Ps.	146,763
Debt instruments	2,080,727		2,029,669
Total plan assets	Ps.	2,193,747	Ps.	2,176,432

	December 31,
Changes in Defined Benefit Obligations (DBO)	2024		2023
Defined benefit obligations at the beginning of the year	Ps.	1,362,164,696	Ps.	1,297,920,118
Service costs	15,122,465		22,602,882
Financing costs	123,578,683		117,844,359
Past service costs	7,989,668		14,518
Payments by the fund	(90,758,993)		(81,837,824)
Amount of actuarial (losses) gains recognized in other comprehensive results due to:
Change in financial assumptions (1)	(253,363,361)		(4,810,081)
Change in demographic assumptions (2)	15,407,718		2,500,266
For experience during the year (3)	42,539,216		7,921,444
Reductions	—		9,014
Modifications to the pension plan	—		—
Defined benefit obligations at the end of year	Ps.	1,222,680,092	Ps.	1,362,164,696
(1)The variations in financial assumptions are due to the increase in the discount rate from 9.42% in 2023 to 11.28% in 2024.
(2)The main factor that influenced the actuarial loss due to changes in demographic assumptions for the 2024 financial year is due, among other factors, to observe changes in mortality, During the 2024 financial year, derived from the review of the actuarial assumptions, the assumptions of family composition and type of pension derived from the death of Retirees, the salary increase and promotions, as well as the probability of retirement of active personnel were updated, the impact of which was considered in the final figures.
(3)Changes in assumptions for experience depend on factors that may not remain constant year to year, including changes in population that differ from expectations. The factors that influenced results for financial year 2024 were an increase in salaries, departures and inflows of personnel.

Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2024 and 2023:

	Fair value measurements as of December 31, 2024
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	113,020	Ps.	—	Ps.	—	Ps.	113,020
Debt instruments	2,080,727		—		—		2,080,727
Total	Ps.	2,193,747	Ps.	—	Ps.	—	Ps.	2,193,747

	Fair value measurements as of December 31, 2023
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	146,763	Ps.	—	Ps.	—	Ps.	146,763
Debt instruments	2,029,669		—		—		2,029,669
Total	Ps.	2,176,432	Ps.	—	Ps.	—	Ps.	2,176,432

Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation
As of December 31, 2024 and 2023, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2024	2023
Rate of increase in salaries	5.20%	4.47%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in post-mortem pensions	0.00%	0.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	11.28%	9.42%
Average length of obligation (years)	10.91	11.82
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds, based on the Fixed Rate bonds of the Federal Government (“Bonos M”) and the “Cetes”, as well as the flow of expected payments to cover the contingent obligations. As a consequence of the change in the yields of the financial instruments mentioned above at the end of the year, the discount rate increased compared to the end of 2023.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2024	2023
Rate of increase in salaries	5.20%	4.47%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	11.28%	9.42%
Average length of obligation (years)	10.91	11.82
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the profits in financial instruments at the end of 2024, the discount rate increased as compared 2023.